CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Cash flows from financing activities:
Payments of issuance costs for convertible senior notes	$ 6,105
Common Shares [Member]
Cash flows from financing activities:
Payments of issuance costs for shares	$ 360